Schedule of Contract Receivables (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Contracts Receivable Net
Contracts receivable	$ 2,049,131	£ 1,621,149	£ 1,035,969
Allowance for expected credit losses	(73,567)	(58,202)	(150,476)
Total contracts receivable, net	$ 1,975,564	£ 1,562,947	£ 885,493